EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended August 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	36.55%
From	01-Aug-14	15-Aug-14	15-Sep-14	Floating Allocation Percentage at Month-End	79.26%
To	31-Aug-14	15-Sep-14
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$278,691,788.62		Beginning	-
			Payout	-
Total Collateral	$1,520,891,788.62		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	152.09%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.155000%
Beginning Gross Principal Pool Balance	$4,808,276,743.40		Applicable Margin	0.300000%
Total Principal Collections	$(2,149,731,909.35)			0.455000%
Investment in New Receivables	$2,066,396,963.59
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(40,569,592.35)		Interest	391,805.56	0.39
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.39
Less Net CMA Offset	$(518,557,619.51)
Less Servicing Adjustment	$(4,594,470.22)		Total Due Investors	391,805.56	0.455000%
Ending Balance	$4,161,220,115.56		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,589,119.75
SAP for Next Period	36.55%

Average Receivable Balance	$4,224,504,097.85
Monthly Payment Rate	50.89%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,410,854.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,410,854.32